Related Party Transactions (Details)						1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 24, 2025 USD ($) shares	Nov. 22, 2024 $ / shares shares	Nov. 12, 2024 USD ($) $ / shares shares	Apr. 17, 2024 USD ($)	Mar. 04, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jul. 31, 2020 USD ($) note stockholder $ / shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares		Apr. 05, 2024	Oct. 26, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 12, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 03, 2023 USD ($) restatement	Mar. 31, 2022
Related Party Transaction [Line Items]
Issuance of common stock									$ 366,210			$ 1,026,550	[1]
Common stock, shares, issued (in shares) | shares									9,666,567		8,931,104	3,200,449
Number of restatement | restatement																						6
Contract with customer, liability									$ 23,929		$ 49,365	$ 347,619
Deferred revenue (refund)									(25,436)	$ (327,778)	(298,254)	347,619
Related Party
Related Party Transaction [Line Items]
Contract with customer, liability											0	300,000
2020 Notes | Related Party
Related Party Transaction [Line Items]
Number of convertible notes issued | note							3
Number of stockholders | stockholder							3
Debt instrument, face amount							$ 3,500,000		$ 3,190,112		$ 3,143,725	3,143,725
Debt instrument, interest rate, stated percentage							5.00%																8.00%
Shares issued, price per share (in dollars per share) | $ / shares							$ 43.77
Issuance of common stock							$ 5,000,000
Common stock, shares, issued (in shares) | shares									88,402		84,400
Interest receivable									$ 679,215		$ 550,430	377,772
Working Capital Loan and Extension Note | Related Party | Working Capital Loans
Related Party Transaction [Line Items]
Debt instrument, face amount									$ 705,000		705,000											$ 250,000
Debt instrument, additional principal amount															$ 55,000	$ 50,000	$ 75,000	$ 100,000	$ 75,000		$ 100,000
Working Capital Loan and Extension Note | Related Party | Extension Note
Related Party Transaction [Line Items]
Notes assumed					$ 1,560,000
PIPE Warrants | Related Party
Related Party Transaction [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares		$ 2.016	$ 2.016
Stock issued during period, shares, purchase of assets (in shares) | shares		890,411	570,775
Private Investment Public Entity Agreement | Related Party
Related Party Transaction [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares		$ 1.752	$ 1.752
Stock issued during period, shares, purchase of assets (in shares) | shares	261,644	890,411	570,775
Common stock, value, subscriptions	$ 500,000		$ 999,998
Management Services and Business Associate Agreement | Related Party
Related Party Transaction [Line Items]
Management fee expense											12,000	48,000
Services Agreement | Related Party
Related Party Transaction [Line Items]
Services agreement, service term														1 year
Services agreement, incurred amount											55,971
Space and Equipment Sublease Agreement | Related Party
Related Party Transaction [Line Items]
Sublease periodic payments				$ 5,666
Sublease payments, due date, period after beginning of month				10 days
Sublease term				1 year
Sublease renewal term				1 year
Proceeds from rents received											$ 50,994
Foundation | Related Party
Related Party Transaction [Line Items]
Contract with customer, liability												$ 100,000								$ 200,000
Deferred revenue (refund)						$ (300,000)		$ (300,000)

[1]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.